Condensed Financial Information of DHT Holdings, Inc. - Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit for the year	$ 6,602	$ 9,260	$ 105,302
Items included in net income not affecting cash flows
Depreciation and amortization	96,758	84,340	78,698
Impairment charges/(reversal of impairment charges)	8,540	84,700	0
Amortization of upfront fees	7,375	7,997	7,521
Profit/(loss), sale of vessel	3,540	(138)	807
Fair value gain on derivative financial liabilities	(2,154)	(3,235)	(3,603)
Compensation related to options and restricted stock	4,948	7,365	6,910
(Gain)/loss purchase convertible bond	(1,035)	0	0
Share of profit in associated companies	(802)	(649)	(467)
Unrealized currency translation (gains)/losses	0	(255)	98
Changes in operating assets and liabilities:
Accounts receivable and accrued revenues	(9,869)	7,751	(11,385)
Prepaid expenses	430	(1,087)	(1,568)
Accounts payable and accrued expenses	5,407	(1,557)	(8,998)
Deferred shipping revenues	(2,154)	(1,422)	1,147
Bunkers, lube oils and consumables	(15,769)	938	7,062
Net cash provided by operating activities	101,817	194,008	181,526
Cash flows from investing activities
Investment in vessels	(165,649)	(13,260)	(1,987)
Investment in vessels under constuction	(132,536)	(222,104)	(142,560)
Proceeds from sale of vessels	111,418	22,233	26,500
Investment in subsidiary, net of cash acquired	0	0	(7,562)
Dividend received from associated company	415	242	120
Investment in property, plant and equipment	(193)	(144)	(419)
Net cash used in investing activities	(186,545)	(213,033)	(125,907)
Cash flows from financing activities
Cash dividends paid	(23,328)	(66,365)	(49,194)
Issuance of long term debt	200,452	219,248	99,400
Purchase of treasury shares	0	(2,031)	0
Purchase of convertible bonds	(17,104)	(25,334)	0
Repayment of long-term debt	(107,295)	(163,972)	(105,734)
Net cash (used in)/provided by financing activities	52,725	(38,454)	(55,528)
Net (decrease)/increase in cash and cash equivalents	(32,003)	(57,480)	91
Cash and cash equivalents at beginning of period	109,295	166,775	166,684
Cash and cash equivalents at end of period	77,292	109,295	166,775
Specification of items included in operating activities:
Interest paid	32,253	27,539	26,505
Interest received	140	66	140
Parent Company [Member]
Cash flows from operating activities
Profit for the year	20,293	(5,228)	107,780
Items included in net income not affecting cash flows
Amortization	4,170	4,982	4,571
Impairment charges/(reversal of impairment charges)	4,948	18,132	0
Compensation related to options and restricted stock	4,948	7,365	6,911
(Gain)/loss purchase convertible bond	(1,035)	0	0
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	4,305	(4,148)	(7)
Accounts payable and accrued expenses	(291)	(148)	(1,980)
Amounts due to related parties	11,782	122,401	358
Net cash provided by operating activities	49,119	143,357	117,632
Cash flows from investing activities
Investment in vessels	(86,004)	(32,219)	(40,409)
Investment in subsidiary, net of cash acquired	0	(1,022)	(9,486)
Loans to subsidiaries classified as investing activities	82,814	(63,985)	(47,564)
Net cash used in investing activities	(3,191)	(97,227)	(97,458)
Cash flows from financing activities
Cash dividends paid	(23,328)	(66,365)	(49,194)
Purchase of treasury shares	0	(2,031)	0
Purchase of convertible bonds	(17,104)	(25,334)	0
Net cash (used in)/provided by financing activities	(40,431)	(93,731)	(49,194)
Net (decrease)/increase in cash and cash equivalents	5,497	(47,602)	(29,019)
Cash and cash equivalents at beginning of period	6,043	53,645	82,664
Cash and cash equivalents at end of period	$ 11,540	$ 6,043	$ 53,645